Intangible assets - Sensitivity analysis (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
Recoverable amount and carrying amount
2016 budget period		2 years
2017 budget extended period	4 years
2016 budget extended period		3 years
Percentage variation increase (decrease) applied to terminal growth rate assumption	(0.50%)
Percentage variation increase (decrease) applied to discount rate assumption	0.50%
Carrying amount of goodwill	$ 2,201	$ 2,088
Metal Europe
Recoverable amount and carrying amount
Carrying amount of goodwill	320	282
Excess of recoverable amount	$ 3,104	$ 2,296
Pretax discount rate applied	7.30%	8.30%
Growth rate for terminal value	1.50%	1.50%
Metal Americas
Recoverable amount and carrying amount
Carrying amount of goodwill	$ 29	$ 30
Excess of recoverable amount	$ 451	$ 392
Pretax discount rate applied	8.30%	9.80%
Growth rate for terminal value	1.50%	2.00%
Beverage Europe
Recoverable amount and carrying amount
Carrying amount of goodwill	$ 604	$ 534
Excess of recoverable amount	$ 1,650	$ 613
Pretax discount rate applied	7.40%	8.90%
Growth rate for terminal value	1.50%	1.50%
Beverage Americas
Recoverable amount and carrying amount
Carrying amount of goodwill	$ 437	$ 436
Excess of recoverable amount	$ 786	$ 289
Pretax discount rate applied	9.60%	11.90%
Growth rate for terminal value	1.50%	2.00%
Glass Packaging Europe
Recoverable amount and carrying amount
Carrying amount of goodwill	$ 65	$ 60
Excess of recoverable amount	$ 2,907	$ 2,186
Pretax discount rate applied	8.20%	8.70%
Growth rate for terminal value	1.50%	1.50%
Glass Packaging North America
Recoverable amount and carrying amount
Carrying amount of goodwill	$ 746	$ 746
Excess of recoverable amount	$ 859	$ 1,718
Pretax discount rate applied	9.10%	10.30%
Growth rate for terminal value	1.50%	2.00%